Schedule of Investments

May 31, 2022

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–102.56%
New York–89.02%
Albany (County of), NY Airport Authority;
Series 2018 A, RB	5.00%	12/15/2035	$745	$815,666
Series 2018 A, RB	5.00%	12/15/2036	780	853,112
Series 2018 A, RB	5.00%	12/15/2037	820	896,414
Series 2018 A, RB	5.00%	12/15/2038	500	545,827
Series 2018 B, RB(a)	5.00%	12/15/2030	240	261,312
Series 2018 B, RB(a)	5.00%	12/15/2031	300	325,848
Series 2018 B, RB(a)	5.00%	12/15/2032	320	345,956
Albany Capital Resource Corp. (Albany Law School of Union University);
Series 2017 A, Ref. RB	5.00%	07/01/2029	1,500	1,616,252
Series 2017 A, Ref. RB	5.00%	07/01/2031	1,520	1,623,254
Albany Capital Resource Corp. (Brighter Choice Elementary);
Series 2021, RB	3.25%	04/01/2023	345	341,328
Series 2021, Ref. RB	3.25%	04/01/2031	6,185	5,656,150
Albany Capital Resource Corp. (College of Siant Rose (The)); Series 2021, Ref. RB	4.00%	07/01/2036	7,295	6,584,223
Albany Capital Resource Corp. (Empire Commons Student Housing, Inc.);
Series 2016 A, Ref. RB	5.00%	05/01/2024	400	416,354
Series 2016 A, Ref. RB	5.00%	05/01/2025	300	317,130
Series 2016 A, Ref. RB	5.00%	05/01/2026	300	321,306
Allegany County Capital Resource Corp. (Houghton College); Series 2022 A, Ref. RB	5.00%	12/01/2037	1,525	1,589,862
Amherst Development Corp. (Daemen College);
Series 2018, Ref. RB	5.00%	10/01/2027	655	688,697
Series 2018, Ref. RB	5.00%	10/01/2028	690	727,032
Series 2018, Ref. RB	5.00%	10/01/2029	730	764,193
Series 2018, Ref. RB	5.00%	10/01/2030	760	791,732
Series 2018, Ref. RB	5.00%	10/01/2031	805	834,087
Series 2018, Ref. RB	5.00%	10/01/2043	540	544,912
Brookhaven Local Development Corp. (Jefferson’s Ferry);
Series 2016, Ref. RB	5.25%	11/01/2027	500	546,635
Series 2016, Ref. RB	5.25%	11/01/2028	1,000	1,092,344
Series 2016, Ref. RB	5.25%	11/01/2029	1,000	1,089,321
Series 2016, Ref. RB	5.25%	11/01/2030	650	706,380
Series 2016, Ref. RB	5.25%	11/01/2031	650	704,705
Brooklyn Arena Local Development Corp. (Barclays Center); Series 2016 A, Ref. RB (INS - AGM)(b)	4.00%	07/15/2029	1,750	1,849,111
Broome County Local Development Corp. (Good Shepherd Village at Endwell); Series 2021, Ref. RB	4.00%	07/01/2031	1,350	1,330,754
Broome County Local Development Corp. (United Health Services Hospital);
Series 2020, Ref. RB (INS - AGM)(b)	4.00%	04/01/2038	1,500	1,533,070
Series 2020, Ref. RB (INS - AGM)(b)	4.00%	04/01/2040	2,900	2,954,497
Buffalo & Erie County Industrial Land Development Corp. (Global Concepts Charter School Program);
Series 2018, Ref. RB	5.00%	10/01/2026	150	159,714
Series 2018, Ref. RB	5.00%	10/01/2027	150	161,076
Series 2018, Ref. RB	5.00%	10/01/2028	165	177,985
Series 2018, Ref. RB	5.00%	10/01/2029	175	188,181
Series 2018, Ref. RB	5.00%	10/01/2030	200	213,400
Series 2018, Ref. RB	5.00%	10/01/2031	200	212,620
Series 2018, Ref. RB	5.00%	10/01/2033	100	105,819
Build NYC Resource Corp. (Academic Leadership Charter School); Series 2021, RB	4.00%	06/15/2036	365	353,575
Build NYC Resource Corp. (Bronx Lighthouse Charter School);
Series 2018, RB	4.00%	06/01/2028	1,125	1,131,731
Series 2018, RB	5.00%	06/01/2033	1,190	1,246,473
Build NYC Resource Corp. (Brooklyn Navy Yard); Series 2019, Ref. RB(a)(c)	5.25%	12/31/2033	5,000	4,868,700

See accompanying notes which are an integral part of this schedule.

Invesco Rochester® Limited Term New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Build NYC Resource Corp. (Children’s Aid Society (The));
Series 2019, RB	4.00%	07/01/2036	$125	$127,862
Series 2019, RB	4.00%	07/01/2037	150	152,797
Series 2019, RB	4.00%	07/01/2038	150	152,469
Build NYC Resource Corp. (Consortium for Worker Education, Inc.); Series 2020, RB(c)	5.00%	12/01/2039	1,965	1,859,715
Build NYC Resource Corp. (Manhattan College);
Series 2017, Ref. RB	5.00%	08/01/2025	465	498,962
Series 2017, Ref. RB	5.00%	08/01/2028	600	659,197
Series 2017, Ref. RB	5.00%	08/01/2030	1,140	1,242,045
Series 2017, Ref. RB	3.00%	08/01/2031	1,000	976,410
Series 2017, Ref. RB	5.00%	08/01/2032	635	689,166
Build NYC Resource Corp. (New Dawn Charter Schools); Series 2019, RB(c)	5.00%	02/01/2033	1,215	1,231,958
Build NYC Resource Corp. (NY Preparatory Charter School); Series 2021 A, RB	4.00%	06/15/2031	325	313,507
Build NYC Resource Corp. (Richmond Prep Charter School); Series 2021 A, RB(c)	5.00%	06/01/2036	525	542,198
Build NYC Resource Corp. (Royal Charter Properties, Inc. - New York & Presbyterian Hospital Leasehold); Series 2012, RB (INS - AGM)(b)	4.75%	12/15/2026	2,000	2,025,023
Build NYC Resource Corp. (Seton Education Partners-Brilla); Series 2021 A, RB(c)	4.00%	11/01/2031	1,270	1,240,720
Build NYC Resource Corp. (Wagner College Program);
Series 2012, RB(d)(e)	5.00%	07/01/2022	1,395	1,399,382
Series 2012, RB(d)(e)	5.00%	07/01/2022	1,650	1,655,183
Series 2012, RB(d)(e)	5.00%	07/01/2022	1,705	1,710,356
Series 2012, RB(d)(e)	5.00%	07/01/2022	1,705	1,710,356
Build NYC Resource Corp. (YMCA of Greater New York);
Series 2012, RB(d)(e)	5.00%	08/01/2022	1,000	1,006,301
Series 2012, RB(d)	5.00%	08/01/2022	500	503,151
Cattaraugus (County of), NY (St. Bonaventure University);
Series 2016 A, Ref. RB	5.00%	05/01/2023	365	374,531
Series 2016 A, Ref. RB	5.00%	05/01/2024	380	398,069
Series 2016 A, Ref. RB	5.00%	05/01/2025	400	427,097
Series 2016 A, Ref. RB	5.00%	05/01/2026	415	450,338
Series 2016 A, Ref. RB	5.00%	05/01/2027	445	481,962
Series 2016 A, Ref. RB	5.00%	05/01/2028	465	502,196
Series 2016 A, Ref. RB	5.00%	05/01/2029	485	521,905
City of Geneva Development Corp. (Hobart & William Smith Colleges); Series 2012, Ref. RB(d)(e)	5.00%	09/01/2022	500	504,687
Dutchess County Local Development Corp. (Culinary Institute); Series 2021, Ref. RB	5.00%	07/01/2032	325	357,024
Dutchess County Local Development Corp. (Health Quest Systems, Inc.); Series 2016 B, RB	5.00%	07/01/2030	8,600	9,155,397
Dutchess County Local Development Corp. (Vassar College); Series 2020, Ref. RB	5.00%	07/01/2045	8,710	9,729,749
Elmira (City of), NY;
Series 2020, GO Bonds	5.00%	07/01/2026	1,000	1,047,152
Series 2020, GO Bonds	5.00%	07/01/2035	1,500	1,691,671
Erie (County of), NY Industrial Development Agency (The);
Series 2012, RB(d)(e)	5.00%	06/13/2022	1,000	1,001,192
Series 2012, RB(d)(e)	5.00%	06/13/2022	400	400,477
Erie (County of), NY Industrial Development Agency (The) (City of Buffalo School District); Series 2013 A, RB	5.00%	05/01/2028	500	514,901
Erie Tobacco Asset Securitization Corp.; Series 2005 A, RB	5.00%	06/01/2031	21,485	21,491,978
Essex County Capital Resource Corp. (North Country Community College Association, Inc.);
Series 2017, Ref. RB	5.00%	06/01/2022	75	75,000
Series 2017, Ref. RB	5.00%	06/01/2024	155	159,258
Series 2017, Ref. RB	5.00%	06/01/2026	175	183,094
Series 2017, Ref. RB	5.00%	06/01/2027	100	105,919
Series 2017, Ref. RB	5.00%	06/01/2028	100	105,158
Series 2017, Ref. RB	5.00%	06/01/2031	320	331,514
Series 2017, Ref. RB	5.00%	06/01/2035	255	262,239
Essex County Capital Resource Corp. (North Country Community College Foundation, Inc.);
Series 2017, Ref. RB	5.00%	06/01/2022	235	235,000
Series 2017, Ref. RB	5.00%	06/01/2023	250	256,048
Series 2017, Ref. RB	5.00%	06/01/2024	255	265,381
Series 2017, Ref. RB	5.00%	06/01/2025	270	285,523

See accompanying notes which are an integral part of this schedule.

Invesco Rochester® Limited Term New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Franklin (County of), NY Solid Waste Management Authority;
Series 2012, RB	5.00%	06/01/2027	$835	$837,465
Series 2015 A, RB(a)	5.00%	06/01/2023	270	277,991
Series 2015 A, RB(a)	5.00%	06/01/2024	285	299,265
Series 2019, RB(a)	4.00%	06/01/2022	810	810,000
Series 2019, RB(a)	4.00%	06/01/2023	845	861,706
Series 2019, RB(a)	4.00%	06/01/2024	875	901,836
Franklin County Civic Development Corp. (North Country Community College Foundation, Inc.);
Series 2017, Ref. RB	5.00%	06/01/2022	180	180,000
Series 2017, Ref. RB	5.00%	06/01/2023	185	189,476
Series 2017, Ref. RB	5.00%	06/01/2024	195	202,938
Series 2017, Ref. RB	5.00%	06/01/2025	205	216,786
Genesee County Funding Corp. (The) (Rochester Regional Health Obligated Group);
Series 2022 A, Ref. RB	5.00%	12/01/2035	600	654,248
Series 2022 A, Ref. RB	5.00%	12/01/2039	2,070	2,242,668
Series 2022 A, Ref. RB	5.00%	12/01/2040	2,170	2,346,687
Glen Cove Local Economic Assistance Corp. (Tiegerman School); Series 2018 A-1, RB (Acquired 06/26/2018; Cost $1,305,000)(c)(f)	4.75%	07/01/2028	1,305	1,309,169
Hempstead Town Local Development Corp. (Adelphi University); Series 2013, RB	5.00%	09/01/2043	5,000	5,072,674
Hempstead Town Local Development Corp. (Molloy College);
Series 2017, Ref. RB	5.00%	07/01/2029	200	215,403
Series 2017, Ref. RB	5.00%	07/01/2030	170	182,221
Series 2017, Ref. RB	5.00%	07/01/2031	150	160,190
Series 2017, Ref. RB	5.00%	07/01/2032	275	293,361
Hudson Yards Infrastructure Corp.;
Series 2017 A, Ref. RB	5.00%	02/15/2038	2,125	2,289,435
Series 2017 A, Ref. RB (INS - AGM)(b)	4.00%	02/15/2047	10,000	10,113,234
Hudson Yards Infrastructure Corp. (Green Bonds);
Series 2021 A, Ref. RB	4.00%	02/15/2037	5,000	5,217,443
Series 2021 A, Ref. RB	4.00%	02/15/2041	10,000	10,340,295
Series 2021 A, Ref. RB	4.00%	02/15/2042	6,500	6,701,083
Long Island (City of), NY Power Authority;
Series 2012 B, RB	5.00%	09/01/2026	17,170	17,304,597
Series 2012 B, RB	5.00%	09/01/2027	10,000	10,078,391
Series 2012 B, RB	5.00%	09/01/2029	15,115	15,233,488
Series 2016 B, Ref. RB	5.00%	09/01/2034	6,635	7,253,436
Series 2018, RB	5.00%	09/01/2035	11,000	12,367,102
Series 2020 A, Ref. RB	4.00%	09/01/2039	1,650	1,713,604
Series 2020 A, Ref. RB	4.00%	09/01/2040	215	222,938
Series 2021 B, Ref. RB(e)	1.50%	09/01/2026	1,750	1,666,014
Metropolitan Transportation Authority;
Series 2002 D-1, Ref. RB	5.00%	11/01/2025	4,000	4,048,527
Series 2002 D-1, Ref. RB(d)	5.00%	11/01/2028	5,075	5,151,456
Series 2012 A, Ref. RB	5.00%	11/15/2025	625	634,767
Series 2012 A, Ref. RB	5.00%	11/15/2026	315	319,922
Series 2012 A, Ref. RB	5.00%	11/15/2027	3,730	3,787,509
Series 2012 A, Ref. RB	5.00%	11/15/2028	260	263,949
Series 2012 A, Ref. RB	4.00%	11/15/2031	740	745,516
Series 2012 B, RB	4.25%	11/15/2039	500	500,431
Series 2012 C, RB(d)(e)	5.00%	11/15/2022	4,015	4,083,025
Series 2012 C, RB(d)(e)	5.00%	11/15/2022	2,865	2,913,541
Series 2012 C, RB(d)(e)	5.00%	11/15/2022	1,435	1,459,313
Series 2012 C, RB(d)	5.00%	11/15/2028	9,985	10,140,443
Series 2012 C, RB(d)	5.00%	11/15/2029	7,135	7,246,076
Series 2012 C, RB(d)	5.00%	11/15/2030	3,565	3,620,499
Series 2012 F, Ref. RB	5.00%	11/15/2025	3,250	3,293,018
Series 2012 F, Ref. RB	5.00%	11/15/2030	20,240	20,498,687
Series 2013 E, RB	5.00%	11/15/2038	5,385	5,553,170
Metropolitan Transportation Authority (Green Bonds); Series 2017 B-2, RB	5.00%	11/15/2034	1,875	2,006,298

See accompanying notes which are an integral part of this schedule.

Invesco Rochester® Limited Term New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Monroe County Industrial Development Corp. (Highland Hospital of Rochester); Series 2015, Ref. RB	5.00%	07/01/2026	$350	$373,821
Monroe County Industrial Development Corp. (Nazareth College of Rochester); Series 2017, Ref. RB	4.00%	10/01/2034	600	603,754
Monroe County Industrial Development Corp. (Rochester General Hospital (The));
Series 2013 A, Ref. RB	5.00%	12/01/2026	400	404,395
Series 2013 A, Ref. RB	5.00%	12/01/2027	345	348,467
Series 2013 A, Ref. RB	5.00%	12/01/2028	1,315	1,326,977
Monroe County Industrial Development Corp. (Rochester Regional Health);
Series 2020, Ref. RB	5.00%	12/01/2032	535	582,675
Series 2020, Ref. RB	5.00%	12/01/2033	1,815	1,972,431
Series 2020, Ref. RB	5.00%	12/01/2034	1,000	1,084,823
Monroe County Industrial Development Corp. (Rochester Schools Modernization); Series 2013, RB	5.00%	05/01/2028	1,000	1,029,524
Monroe County Industrial Development Corp. (St. Ann’s Community); Series 2019, Ref. RB	4.00%	01/01/2030	4,950	4,649,623
Monroe County Industrial Development Corp. (St. John Fisher College); Series 2012 A, Ref. RB	5.00%	06/01/2023	615	616,500
Nassau (County of), NY;
Series 2016 C, GO Bonds	5.00%	04/01/2029	3,160	3,454,293
Series 2017 B, GO Bonds	5.00%	04/01/2031	365	402,152
Series 2018 B, GO Bonds (INS - AGM)(b)	5.00%	07/01/2036	5,850	6,509,506
Series 2018 B, GO Bonds (INS - AGM)(b)	5.00%	07/01/2038	5,450	6,044,294
Series 2018 B, GO Bonds (INS - AGM)(b)	5.00%	07/01/2039	4,775	5,277,447
Series 2019 B, GO Bonds (INS - AGM)(b)	5.00%	04/01/2039	2,895	3,247,294
Series 2019 B, GO Bonds (INS - AGM)(b)	5.00%	04/01/2040	3,950	4,421,290
Series 2021 A, GO Bonds (INS - AGM)(b)	4.00%	04/01/2040	5,725	5,848,575
Series 2021 A, GO Bonds (INS - AGM)(b)	4.00%	04/01/2041	5,960	6,079,340
Series 2021 A, GO Bonds (INS - AGM)(b)	4.00%	04/01/2042	6,205	6,316,446
Series 2021 A, GO Bonds (INS - AGM)(b)	4.00%	04/01/2043	6,460	6,560,251
Nassau (County of), NY Industrial Development Agency;
Series 2007 A-A, RB	5.95%	11/01/2022	25	25,002
Series 2007 A-C, RB	5.95%	11/01/2022	40	39,612
Series 2007 A-F, RB	5.95%	11/01/2022	40	39,800
Series 2007 A-G, RB	6.15%	11/01/2022	100	99,042
Nassau County Local Economic Assistance Corp. (Catholic Health Services of Long Island Obligated Group); Series 2014, RB	5.00%	07/01/2032	660	680,599
Nassau County Local Economic Assistance Corp. (Hispanic Counseling Center, Inc.); Series 2018 A-2, Ref. RB	4.70%	12/01/2028	1,470	1,326,301
Nassau County Local Economic Assistance Corp. (South Nassau Communities Hospital); Series 2012, Ref. RB	5.00%	07/01/2027	5,690	5,702,485
Nassau County Local Economic Assistance Corp. (Winthrop-University Hospital Association); Series 2012, Ref. RB(d)(e)	5.00%	07/01/2022	4,500	4,514,321
Nassau County Tobacco Settlement Corp.; Series 2006 A-2, RB	5.25%	06/01/2026	2,000	2,004,295
Nassau Health Care Corp.; Series 2009, Ref. RB	5.00%	08/01/2029	10,595	11,926,503
New Rochelle (City of), NY (70 Nardozzi/City DPW); Series 2018 A-1, RB(c)	4.20%	08/01/2028	3,080	2,697,526
New Rochelle (City of), NY (Iona College);
Series 2015 A, Ref. RB	5.00%	07/01/2025	325	344,718
Series 2015 A, Ref. RB	5.00%	07/01/2029	1,100	1,158,652
New Rochelle (City of), NY Industrial Development Agency (College of New Rochelle); Series 1999, RB (Acquired 08/15/2011; Cost $3,908,240)(f)(g)	5.25%	07/01/2027	3,908	87,935
New York & New Jersey (States of) Port Authority;
Series 2012 172, RB(a)(d)(e)	5.00%	06/20/2022	10,755	10,775,427
Series 2012 172, RB(a)(d)(e)	5.00%	06/20/2022	10,000	10,018,993
Series 2012 172, RB(a)(d)(e)	5.00%	06/20/2022	13,075	13,099,833
Series 2012 172, RB(a)(d)(e)	5.00%	06/20/2022	2,050	2,053,894
Series 2012, RB(a)(d)(e)	5.00%	06/20/2022	1,235	1,237,346
Series 2012, RB	4.00%	12/01/2023	725	726,054
Series 2012, RB	4.00%	12/01/2025	1,215	1,216,766
Series 2012, RB	4.00%	12/01/2026	390	390,567
Series 2012, RB	5.00%	07/15/2030	1,250	1,253,865
Series 2012, RB	4.50%	07/15/2031	220	220,308

See accompanying notes which are an integral part of this schedule.

Invesco Rochester® Limited Term New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Series 2012, RB	4.00%	12/01/2031	$860	$861,250
Series 2012, RB	4.50%	07/15/2036	1,500	1,501,813
Series 2012, RB	4.00%	07/15/2037	1,000	1,000,740
Series 2012, RB	4.00%	07/15/2038	200	200,141
Series 2013 179, RB	5.00%	12/01/2027	275	287,263
Series 2014 185, RB(a)	5.00%	09/01/2026	12,500	13,137,380
Series 2014 186, Ref. RB(a)	5.00%	10/15/2031	3,775	3,956,029
Series 2017 202, Ref. RB(a)	5.00%	04/15/2037	12,235	12,927,337
Series 2018 207, Ref. RB(a)	5.00%	09/15/2030	3,385	3,701,335
Series 2018 207, Ref. RB(a)	5.00%	09/15/2032	1,555	1,683,069
Series 2019 217, RB	4.00%	11/01/2039	3,750	3,891,738
Series 2019 218, RB(a)	5.00%	11/01/2039	9,000	9,668,850
Two Hundred Sixth Series 2017, Ref. RB(a)	5.00%	11/15/2042	5,000	5,260,560
New York (City of), NY;
Series 1990 I, GO Bonds	7.75%	08/15/2027	45	45,602
Series 1996 J, GO Bonds	6.00%	02/15/2024	5	5,019
Series 1996 J, GO Bonds	5.50%	02/15/2026	5	5,017
Series 1996 J, GO Bonds (INS - FGIC)(b)	5.50%	02/15/2026	10	10,034
Series 1997 C, GO Bonds (INS - NATL)(b)	5.50%	11/15/2037	10	10,035
Series 2002 D, GO Bonds	5.50%	06/01/2028	5	5,017
Series 2004 B, GO Bonds	5.13%	08/01/2022	5	5,017
Series 2005 O, GO Bonds	5.00%	06/01/2023	5	5,015
Series 2012 B, GO Bonds	5.00%	08/01/2024	500	503,025
Series 2012 B, GO Bonds	5.00%	08/01/2025	325	326,961
Series 2012 EE, RB(d)(e)	5.00%	06/15/2022	2,540	2,543,578
Series 2012 EE, RB(d)(e)	5.25%	06/15/2022	5,960	5,969,041
Series 2012 FF, RB	5.00%	06/15/2024	90	90,173
Series 2012 I, GO Bonds(d)(e)	5.00%	08/01/2022	2,000	2,012,769
Series 2012 I, GO Bonds	5.00%	08/01/2023	3,120	3,140,005
Series 2012 I, GO Bonds	5.00%	08/01/2025	1,055	1,061,365
Series 2013 D, GO Bonds	5.00%	08/01/2026	22,970	23,472,301
Series 2013 D, GO Bonds	5.00%	08/01/2027	26,090	26,660,528
Series 2013 DD, RB	5.00%	06/15/2034	1,225	1,264,262
Series 2013 E, GO Bonds(d)(e)	5.00%	02/01/2023	105	107,473
Series 2013 E, GO Bonds	5.00%	08/01/2026	18,760	19,170,238
Series 2013 E, GO Bonds	5.00%	08/01/2027	28,580	29,204,979
Series 2013 EE, RB	5.00%	06/15/2035	90	92,706
Series 2017, Ref. RB	5.00%	06/15/2038	15,000	16,500,741
Series 2018 DD-2, Ref. RB	5.00%	06/15/2040	4,000	4,407,256
Series 2019 CC-1, RB	4.00%	06/15/2038	4,705	4,899,863
Series 2020 AA-2, RB	4.00%	06/15/2043	2,330	2,411,643
Series 2020 BB-2, Ref. RB	4.00%	06/15/2042	7,150	7,417,885
Subseries 2013 A-1, GO Bonds	5.25%	08/01/2030	250	259,669
New York (City of), NY Educational Construction Fund;
Series 2021 A, Ref. RB	4.00%	04/01/2039	6,560	6,638,597
Series 2021 A, Ref. RB	4.00%	04/01/2040	6,825	6,900,459
Series 2021 A, Ref. RB	4.00%	04/01/2041	7,095	7,167,793
New York (City of), NY Industrial Development Agency (2002 Rosco, Inc.); Series 2002, IDR(a)	5.63%	06/01/2022	350	350,000
New York (City of), NY Industrial Development Agency (Yankee Stadium);
Series 2006, RB (CPI Rate + 0.85%) (INS - NATL)(b)(h)	9.11%	03/01/2023	6,550	6,627,976
Series 2006, RB (CPI Rate + 0.86%) (INS - NATL)(b)(h)	9.12%	03/01/2024	195	199,039
Series 2006, RB (CPI Rate + 0.87%) (INS - FGIC)(b)(h)	9.13%	03/01/2025	200	205,318
Series 2006, RB (CPI Rate + 0.88%) (INS - FGIC)(b)(h)	9.14%	03/01/2026	985	1,016,287
Series 2006, RB (CPI Rate + 0.89%) (INS - FGIC)(b)(h)	9.15%	03/01/2027	1,000	1,035,025
Series 2020, Ref. RB (INS - AGM)(b)	4.00%	03/01/2031	2,500	2,641,850
Series 2020, Ref. RB (INS - AGM)(b)	4.00%	03/01/2032	4,205	4,425,118
Series 2020, Ref. RB (INS - AGM)(b)	4.00%	03/01/2045	7,930	7,900,512

See accompanying notes which are an integral part of this schedule.

Invesco Rochester® Limited Term New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York (City of), NY Municipal Water Finance Authority;
Series 2012 FF, RB(d)(e)	5.00%	06/15/2022	$505	$505,711
Series 2013 BB, RB	5.00%	06/15/2047	5,000	5,086,418
Series 2013 DD, RB	5.00%	06/15/2038	12,000	12,293,456
Series 2019 DD, RB	5.00%	06/15/2025	225	235,836
Series 2020 EE, Ref. RB	4.00%	06/15/2042	6,585	6,819,182
New York (City of), NY Transitional Finance Authority;
Series 2012 B, Ref. RB	5.00%	11/01/2026	3,010	3,053,201
Series 2012 B, Ref. RB	5.00%	11/01/2031	650	657,753
Series 2012 S-1, RB	5.00%	07/15/2026	945	948,668
Series 2012 S-1, RB	5.00%	07/15/2027	1,880	1,887,160
Series 2012 S-1, RB	5.00%	07/15/2028	9,550	9,585,557
Series 2012 S-1, RB	5.00%	07/15/2029	10,315	10,351,393
Series 2012 S-1, RB	5.00%	07/15/2030	11,325	11,362,888
Series 2012 S-1, RB	5.00%	07/15/2031	780	782,562
Series 2012 S-1, RB	5.00%	07/15/2033	1,485	1,489,787
Series 2012 S-1, RB	5.00%	07/15/2037	10,080	10,111,635
Series 2016 A-1, RB	5.00%	05/01/2037	3,085	3,328,634
Series 2017 A-E-1, RB	5.00%	02/01/2038	7,980	8,719,332
Series 2018 C-2, RB	5.00%	05/01/2038	5,000	5,508,788
Series 2018 S-1, RB	5.00%	07/15/2043	8,465	9,270,448
Series 2018 S-3, RB	5.00%	07/15/2037	2,450	2,710,768
Series 2019 B-1, RB	4.00%	11/01/2038	6,715	7,015,962
Series 2019, RB	4.00%	11/01/2040	11,590	12,014,594
Series 2021 E-1, RB	4.00%	02/01/2043	2,150	2,231,130
Series 2022 F-1, RB	5.00%	02/01/2042	6,000	6,929,975
Subseries 2013 F-1, RB	5.00%	02/01/2027	1,775	1,812,267
Subseries 2016 E-1, RB	5.00%	02/01/2037	3,905	4,195,224
Subseries 2018 A-1, RB	5.00%	08/01/2037	1,655	1,832,302
Subseries 2018 A-1, RB	5.00%	08/01/2038	10,000	11,056,504
Subseries 2018 A-1, RB	5.00%	08/01/2040	17,600	19,409,935
Subseries 2018 S-3, Ref. RB	5.00%	07/15/2036	15,000	16,620,388
New York (City of), NY Trust for Cultural Resources (Lincoln Center for Performing Arts);
Series 2020 A, Ref. RB	5.00%	12/01/2031	425	491,737
Series 2020 A, Ref. RB	5.00%	12/01/2032	535	617,994
Series 2020 A, Ref. RB	4.00%	12/01/2033	700	737,848
Series 2020 A, Ref. RB	4.00%	12/01/2034	950	994,513
Series 2020 A, Ref. RB	4.00%	12/01/2035	300	311,839
New York (State of) Bridge Authority; Series 2021 B, Ref. RB	5.00%	01/01/2031	1,000	1,171,591
New York (State of) Dormitory Authority;
Series 2012 A, Ref. RB	5.00%	12/15/2024	1,845	1,877,886
Series 2012 A, Ref. RB	5.00%	12/15/2029	18,015	18,324,413
Series 2012 A, Ref. RB	5.00%	12/15/2030	1,530	1,555,782
Series 2012 G, RB	5.00%	10/01/2024	315	318,609
Series 2015 A-1, Ref. RB(c)	4.80%	12/01/2023	655	639,144
Series 2018 A, RB	5.00%	07/01/2040	4,250	4,746,537
Series 2018 C, Ref. RB	5.00%	03/15/2034	14,000	15,527,561
Series 2018 C, Ref. RB	5.00%	03/15/2036	2,000	2,208,154
Series 2018 E, Ref. RB	5.00%	03/15/2037	8,000	8,882,092
Series 2018 E, Ref. RB	5.00%	03/15/2039	10,000	11,060,225
Series 2018 E, Ref. RB	5.00%	03/15/2040	5,000	5,520,393
Series 2020 A, Ref. RB	4.00%	03/15/2046	11,670	11,967,048
Series 2020 D, Ref. RB	4.00%	02/15/2038	2,000	2,078,870
Series 2020 D, Ref. RB	4.00%	02/15/2039	4,415	4,575,372
New York (State of) Dormitory Authority (Bid Group 2); Series 2018 A, RB	5.00%	03/15/2037	8,000	8,817,898
New York (State of) Dormitory Authority (Bid Group 3); Series 2018 A, RB	5.00%	03/15/2038	3,500	3,850,998
New York (State of) Dormitory Authority (Brooklyn Law School); Series 2012 A, RB(d)(e)	5.00%	07/01/2022	1,255	1,258,891

See accompanying notes which are an integral part of this schedule.

Invesco Rochester® Limited Term New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York (State of) Dormitory Authority (Cerebral Palsy Affiliates Program - Jawonio, Inc.);
Series 2017 A, RB(c)	4.63%	12/01/2027	$1,125	$1,014,998
New York (State of) Dormitory Authority (Cerebral Palsy Affiliates Program - United Cerebral Palsy Associations of New York State, Inc.);
Series 2017 A-1, RB(c)	4.88%	09/01/2027	3,230	2,932,071
Series 2017 A-2, Ref. RB (Acquired 10/25/2017; Cost $1,540,000)(c)(f)	4.63%	10/01/2027	1,540	1,457,511
New York (State of) Dormitory Authority (Culinary Institute of America); Series 2012, RB(d)(e)	5.00%	07/01/2022	500	501,550
New York (State of) Dormitory Authority (Fordham University); Series 2020, RB	4.00%	07/01/2046	2,260	2,256,206
New York (State of) Dormitory Authority (Iona College);
Series 2012 A, RB(d)(e)	5.00%	07/01/2022	1,000	1,003,100
Series 2012 A, RB(d)(e)	5.00%	07/01/2022	1,000	1,003,100
Series 2012 A, RB(d)(e)	5.00%	07/01/2022	1,000	1,003,100
Series 2012 A, RB(d)	5.00%	07/01/2022	1,110	1,113,441
Series 2012 A, RB(d)(e)	5.00%	07/01/2022	1,000	1,003,100
Series 2012 A, RB(d)(e)	5.00%	07/01/2022	1,000	1,003,100
New York (State of) Dormitory Authority (Maimonides Medical Center);
Series 2020, RB (CEP - Federal Housing Administration)	4.00%	02/01/2038	300	303,158
Series 2020, RB (CEP - Federal Housing Administration)	4.00%	02/01/2039	400	403,737
Series 2020, RB (CEP - Federal Housing Administration)	4.00%	02/01/2040	400	403,319
New York (State of) Dormitory Authority (Montefiore Obligated Group);
Series 2018 A, Ref. RB	5.00%	08/01/2027	1,000	1,083,972
Series 2018 A, Ref. RB	5.00%	08/01/2028	1,000	1,089,611
Series 2018 A, Ref. RB	5.00%	08/01/2029	1,000	1,079,347
Series 2018 A, Ref. RB	5.00%	08/01/2033	4,275	4,557,722
New York (State of) Dormitory Authority (New School (The));
Series 2016 A, Ref. RB	5.00%	07/01/2029	1,000	1,083,698
Series 2016 A, Ref. RB	5.00%	07/01/2030	1,800	1,941,372
Series 2022 A, Ref. RB	5.00%	07/01/2037	710	797,361
Series 2022 A, Ref. RB	5.00%	07/01/2038	1,150	1,288,906
Series 2022 A, Ref. RB	5.00%	07/01/2039	750	838,211
Series 2022 A, Ref. RB	5.00%	07/01/2040	1,000	1,115,611
New York (State of) Dormitory Authority (New York University); Series 2021 A, Ref. RB	4.00%	07/01/2037	1,500	1,536,985
New York (State of) Dormitory Authority (NYU Hospitals Center); Series 2015, Ref. RB	5.00%	07/01/2028	140	146,727
New York (State of) Dormitory Authority (Orange Regional Medical Center);
Series 2017, Ref. RB(c)	5.00%	12/01/2022	1,000	1,016,305
Series 2017, Ref. RB(c)	5.00%	12/01/2023	2,800	2,917,248
Series 2017, Ref. RB(c)	5.00%	12/01/2025	1,300	1,403,707
Series 2017, Ref. RB(c)	5.00%	12/01/2026	1,500	1,647,882
Series 2017, Ref. RB(c)	5.00%	12/01/2027	1,300	1,423,063
New York (State of) Dormitory Authority (Rochester Institute of Technology); Series 2019 A, RB	5.00%	07/01/2049	5,000	5,493,505
New York (State of) Dormitory Authority (Rockefeller University);
Series 2012 A, RB(d)(e)	5.00%	07/01/2022	1,560	1,564,900
Series 2012 B, RB(d)(e)	5.00%	07/01/2022	2,670	2,678,387
Series 2012 B, RB(d)(e)	5.00%	07/01/2022	2,720	2,728,544
Series 2022 A, Ref. RB	5.00%	07/01/2036	1,250	1,473,206
Series 2022 A, Ref. RB	5.00%	07/01/2037	800	939,966
New York (State of) Dormitory Authority (School Districts Revenue Bond Financing Program);
Series 2012 C, RB	5.00%	10/01/2026	1,025	1,036,846
Series 2012 F, RB (INS - AGM)(b)	5.00%	10/01/2025	1,675	1,694,640
Series 2012 F, RB (INS - AGM)(b)	5.00%	10/01/2027	400	404,583
Series 2012 F, RB (INS - AGM)(b)	5.00%	10/01/2028	200	202,291
Series 2012 H, RB	5.00%	10/01/2026	1,690	1,709,135
Series 2012 H, RB	5.00%	10/01/2027	500	505,661
Series 2012 H, RB	5.00%	10/01/2028	400	404,529
Series 2012 H, RB	5.00%	10/01/2029	500	505,661
Series 2013 A, RB (INS - AGM)(b)	5.00%	10/01/2026	2,740	2,857,730
Series 2013 A, RB (INS - AGM)(b)	5.00%	10/01/2027	2,485	2,591,774
Series 2013 C, RB	5.00%	10/01/2026	1,665	1,735,866
Series 2013 C, RB	5.00%	10/01/2027	1,885	1,965,230

See accompanying notes which are an integral part of this schedule.

Invesco Rochester® Limited Term New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Series 2013 E, RB (INS - AGM)(b)	5.00%	10/01/2026	$3,190	$3,327,066
Series 2017 B, RB (INS - AGM)(b)	5.00%	10/01/2033	1,345	1,514,575
New York (State of) Dormitory Authority (St. John’s University);
Series 2012 A, RB(d)(e)	5.00%	07/01/2022	815	817,560
Series 2012 A, RB(d)(e)	5.00%	07/01/2022	180	180,565
Series 2012, RB(d)(e)	5.00%	07/01/2022	3,275	3,285,288
Series 2012, RB(d)(e)	5.00%	07/01/2022	10	10,031
Series 2012, RB(d)(e)	5.00%	07/01/2022	3,565	3,576,199
New York (State of) Dormitory Authority (St. Joseph’s College);
Series 2021, RB	5.00%	07/01/2022	50	50,124
Series 2021, RB	5.00%	07/01/2023	60	61,617
Series 2021, RB	5.00%	07/01/2024	100	104,358
Series 2021, RB	5.00%	07/01/2025	90	95,378
Series 2021, RB	5.00%	07/01/2026	100	107,297
Series 2021, RB	5.00%	07/01/2027	120	130,101
Series 2021, RB	5.00%	07/01/2028	75	81,837
Series 2021, RB	5.00%	07/01/2029	100	109,933
Series 2021, RB	5.00%	07/01/2030	75	82,663
Series 2021, RB	4.00%	07/01/2035	200	200,502
New York (State of) Dormitory Authority (State University of New York Dormitory Facilities);
Series 2018 A, RB	5.00%	07/01/2036	3,060	3,477,894
Series 2018 A, RB	5.00%	07/01/2038	1,850	2,091,207
New York (State of) Dormitory Authority (Teachers College); Series 2012 B, RB(d)(e)	5.00%	07/01/2022	2,000	2,006,283
New York (State of) Dormitory Authority (Wagner College);
Series 2022, Ref. RB	5.00%	07/01/2034	1,330	1,409,592
Series 2022, Ref. RB	5.00%	07/01/2036	735	776,086
New York (State of) Dormitory Authority (Yeshiva University); Series 2009, RB	5.00%	09/01/2027	1,130	1,130,655
New York (State of) Housing Finance Agency; Series 2020 C, RB (CEP - Federal Housing Administration)	4.10%	11/01/2041	8,950	9,046,571
New York (State of) Housing Finance Agency (Division Street); Series 2006 A, RB(a)	5.00%	02/15/2026	200	200,351
New York (State of) Housing Finance Agency (Green Bonds); Series 2018 H, RB	2.75%	11/01/2022	2,915	2,929,411
New York (State of) Housing Finance Agency (Secured Mortgage Program);
Series 2001 A, RB(a)	5.60%	08/15/2033	1,215	1,217,012
Series 2002 C, RB(a)	5.30%	08/15/2022	45	45,124
New York (State of) Housing Finance Agency (Sustainability Bonds);
Series 2019 K, RB	1.45%	05/01/2023	2,500	2,491,007
Series 2019, RB	1.63%	05/01/2023	1,040	1,036,870
Series 2021 D-2, RB(e)	0.65%	11/01/2025	4,000	3,697,837
New York (State of) Housing Finance Agency (Tri-Senior Development Housing); Series 2007 A, RB (LOC - Fannie Mae)(a)(i)	5.10%	11/15/2023	425	432,772
New York (State of) Power Authority (Green Transmission); Series 2022, RB (INS - AGM)(b)	4.00%	11/15/2042	5,000	5,188,007
New York (State of) Thruway Authority;
Series 2018 L, Ref. RB	5.00%	01/01/2035	3,995	4,421,444
Series 2021 O, Ref. RB	4.00%	01/01/2044	16,375	16,729,034
New York (State of) Thruway Authority Highway & Bridge Trust Fund;
Series 2012 A, RB	5.00%	04/01/2025	940	942,759
Series 2012 A, RB	5.00%	04/01/2026	250	250,734
Series 2012 A, RB	5.00%	04/01/2027	9,715	9,743,516
Series 2012 A, RB	5.00%	04/01/2028	1,400	1,404,109
Series 2012 A, RB	5.00%	04/01/2029	8,000	8,023,482
Series 2012 A, RB	5.00%	04/01/2030	2,150	2,156,311
Series 2012 A, RB	5.00%	04/01/2031	5,925	5,942,392
Series 2012 A, RB	5.00%	04/01/2032	7,000	7,020,547
New York (State of) Utility Debt Securitization Authority;
Series 2013 TE, RB	5.00%	12/15/2032	9,650	10,116,257
Series 2013, RB	5.00%	12/15/2041	7,930	8,238,271
New York City Health and Hospitals Corp.;
Series 2021 A, Ref. RB	5.00%	02/15/2038	690	771,271
Series 2021 A, Ref. RB	5.00%	02/15/2040	1,615	1,799,089

See accompanying notes which are an integral part of this schedule.

Invesco Rochester® Limited Term New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York City Housing Development Corp.;
Series 1999 E, RB	6.25%	05/01/2036	$35	$35,086
Series 2013 L-2-A, RB	3.60%	11/01/2033	3,000	3,000,801
Series 2014 E, RB	3.40%	11/01/2029	685	687,125
New York City Housing Development Corp. (Ocean Gate Development); Series 2007 B, RB(a)	5.35%	06/01/2025	1,295	1,313,959
New York City Housing Development Corp. (Sustainable Neighborhood);
Series 2017 E, RB	3.05%	11/01/2032	2,000	1,957,559
Series 2018 L, RB(e)	2.75%	12/29/2023	1,885	1,893,555
New York City Transitional Finance Authority Future Tax Secured Revenue;(j)(k)	4.00%	05/01/2045	6,125	25,304,653
New York Counties Tobacco Trust I;
Series 2000 A, RB	6.50%	06/01/2035	1,580	1,580,270
Series 2000 A, RB	6.63%	06/01/2042	3,295	3,295,332
New York Counties Tobacco Trust II;
Series 2001, RB	5.63%	06/01/2035	25	25,514
Series 2001, RB	5.75%	06/01/2043	135	137,775
New York Counties Tobacco Trust IV;
Series 2005 A, RB	4.75%	06/01/2026	1,465	1,465,155
Series 2010 A, RB(c)	6.25%	06/01/2041	5,005	5,033,412
New York Counties Tobacco Trust VI;
Series 2016 A, Ref. RB	5.63%	06/01/2035	370	384,095
Series 2016 A, Ref. RB	6.75%	06/01/2035	7,085	7,339,512
Series 2016 A, Ref. RB	6.45%	06/01/2040	830	895,568
Series 2016 A, Ref. RB	6.00%	06/01/2043	8,065	8,499,609
Series 2016 A-1, Ref. RB	5.75%	06/01/2043	2,095	2,359,936
New York Liberty Development Corp.; Series 2021 1, Ref. RB	4.00%	02/15/2043	5,000	5,089,105
New York Liberty Development Corp. (Green Bonds) (4 World Trade Center); Series 2021 A, Ref. RB	1.90%	11/15/2031	2,500	2,101,082
New York State Environmental Facilities Corp.;
Series 2004, RB	4.50%	06/15/2024	100	100,214
Series 2012 A, Ref. RB(d)(e)	5.00%	06/15/2022	725	726,021
Series 2012 B, RB	5.00%	08/15/2024	2,375	2,382,774
Series 2013 A, RB	5.00%	06/15/2031	745	770,361
New York State Environmental Facilities Corp. (Green Bonds); Series 2020, Ref. RB	4.00%	10/15/2045	4,100	4,306,806
New York State Environmental Facilities Corp. (New York City Municipal Water Finance Authority Projects - 2nd Resolution Bonds);
Series 2004 C, RB	4.50%	06/15/2030	15	15,024
Series 2017 E, RB	5.00%	06/15/2042	12,375	13,591,372
Series 2018 B, RB	5.00%	06/15/2038	2,755	3,087,337
New York State Environmental Facilities Corp. (State Clean Water & Drinking Water);
Series 2021, RB	4.00%	06/15/2037	2,000	2,133,117
Series 2021, RB	4.00%	06/15/2038	7,515	7,993,863
Series 2021, RB	4.00%	06/15/2039	8,000	8,493,414
New York State Urban Development Corp.;
Series 2013 A-1, RB	5.00%	03/15/2027	890	911,690
Series 2013 A-1, RB	5.00%	03/15/2028	250	256,212
Series 2013 C, RB	5.00%	03/15/2032	350	358,169
Series 2020 A, RB	4.00%	03/15/2040	1,695	1,757,837
Series 2020 C, Ref. RB	4.00%	03/15/2037	8,500	8,872,858
New York State Urban Development Corp. (Bidding Group 2); Series 2021 A, Ref. RB	4.00%	03/15/2039	10,000	10,386,495
New York State Urban Development Corp. (Bidding Group 3);
Series 2021, Ref. RB	4.00%	03/15/2043	5,000	5,152,080
Series 2021, Ref. RB	4.00%	03/15/2044	5,000	5,145,725
Series 2021, Ref. RB	4.00%	03/15/2046	5,000	5,132,294
New York Transportation Development Corp.;
Series 2020 A, Ref. RB(a)	5.00%	12/01/2034	900	963,526
Series 2020 A, Ref. RB(a)	5.00%	12/01/2036	900	962,413
Series 2020 A, Ref. RB(a)	4.00%	12/01/2038	1,000	981,873

See accompanying notes which are an integral part of this schedule.

Invesco Rochester® Limited Term New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York Transportation Development Corp. (American Airlines, Inc.);
Series 2016, Ref. RB(a)	5.00%	08/01/2026	$5,000	$5,000,352
Series 2016, Ref. RB(a)	5.00%	08/01/2031	2,500	2,500,176
Series 2021, Ref. RB(a)	2.25%	08/01/2026	4,000	3,776,500
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminal C&D Redevelopment);
Series 2016 A, RB(a)	5.00%	07/01/2034	4,250	4,418,090
Series 2020, RB(a)	5.00%	10/01/2035	5,000	5,245,569
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminals C&D Redevelopment); Series 2018, RB(a)	5.00%	01/01/2034	3,370	3,494,259
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment);
Series 2016 A, RB(a)	5.00%	07/01/2030	1,000	1,041,980
Series 2016 A, RB(a)	4.00%	07/01/2033	4,000	4,002,785
New York Transportation Development Corp. (Terminal 4 JFK International Airport);
Series 2020, Ref. RB	5.00%	12/01/2031	1,100	1,210,901
Series 2020, Ref. RB	5.00%	12/01/2035	2,000	2,162,333
Series 2022, RB(a)	5.00%	12/01/2039	10,000	10,771,952
Newburgh (City of), NY Industrial Development Agency (Bourne & Kenney Redevelopment Co. LLC); Series 1999 A, RB(a)	5.75%	02/01/2032	2,290	2,298,261
Niagara Falls (City of), NY;
Series 2016, Ref. GO Bonds (INS - BAM)(b)	5.00%	05/15/2028	750	825,945
Series 2016, Ref. GO Bonds (INS - BAM)(b)	5.00%	05/15/2029	850	934,045
Niagara Frontier Transportation Authority (Buffalo Niagara International Airport);
Series 2019, Ref. RB(a)	5.00%	04/01/2023	1,500	1,536,749
Series 2019, Ref. RB(a)	5.00%	04/01/2024	3,285	3,436,768
Series 2019, Ref. RB(a)	5.00%	04/01/2031	700	763,919
Series 2019, Ref. RB(a)	5.00%	04/01/2033	725	783,412
Niagara Tobacco Asset Securitization Corp.; Series 2014, Ref. RB	4.00%	05/15/2029	2,315	2,317,305
North Babylon Volunteer Fire Co., Inc.; Series 1997, RB (INS - AGC)(b)	5.75%	08/01/2022	135	135,335
Oneida County Local Development Corp. (Mohawk Valley Health System);
Series 2019, Ref. RB (INS - AGM)(b)	4.00%	12/01/2034	1,000	1,033,289
Series 2019, Ref. RB (INS - AGM)(b)	4.00%	12/01/2035	1,000	1,033,389
Series 2019, Ref. RB (INS - AGM)(b)	4.00%	12/01/2036	1,250	1,291,891
Series 2019, Ref. RB (INS - AGM)(b)	4.00%	12/01/2037	1,000	1,033,533
Oneida County Local Development Corp. (Utica College); Series 2019, Ref. RB	5.00%	07/01/2026	150	158,350
Onondaga (County of), NY Resource Recovery Agency;
Series 2019, RB (INS - AGM)(a)(b)	5.00%	05/01/2029	780	857,593
Series 2019, RB (INS - AGM)(a)(b)	5.00%	05/01/2030	275	300,938
Series 2019, RB (INS - AGM)(a)(b)	5.00%	05/01/2031	350	381,921
Series 2019, RB (INS - AGM)(a)(b)	5.00%	05/01/2032	455	495,499
Series 2019, RB (INS - AGM)(a)(b)	5.00%	05/01/2033	475	516,773
Series 2019, RB (INS - AGM)(a)(b)	5.00%	05/01/2034	500	543,007
Onondaga (County of), NY Trust for Cultural Resources (Abby Lane Housing Corp.);
Series 2017, Ref. RB	5.00%	05/01/2027	450	489,323
Series 2017, Ref. RB	5.00%	05/01/2028	600	650,720
Series 2017, Ref. RB	5.00%	05/01/2029	450	486,762
Series 2017, Ref. RB	5.00%	05/01/2030	835	899,275
Series 2017, Ref. RB	5.00%	05/01/2032	600	639,732
Onondaga (County of), NY Trust for Cultural Resources (Syracuse University);
Series 2019, Ref. RB	5.00%	12/01/2038	3,325	3,744,060
Series 2019, Ref. RB	5.00%	12/01/2039	5,865	6,593,622
Onondaga Civic Development Corp.; Series 2015, Ref. RB	5.00%	10/01/2025	115	118,366
Onondaga Civic Development Corp. (Le Moyne College);
Series 2012, RB(d)	5.00%	07/01/2022	465	466,422
Series 2012, RB(d)(e)	5.00%	07/01/2022	515	516,575
Series 2012, RB(d)(e)	5.00%	07/01/2022	490	491,499
Series 2012, RB(d)(e)	5.00%	07/01/2022	540	541,652
Series 2021, RB	4.00%	07/01/2038	150	149,769
Series 2021, RB	4.00%	07/01/2041	220	217,642

See accompanying notes which are an integral part of this schedule.

Invesco Rochester® Limited Term New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Orange County Funding Corp. (Mount St. Mary College);
Series 2012 A, RB	5.00%	07/01/2022	$530	$530,829
Series 2012 B, RB	5.00%	07/01/2022	805	806,260
Otsego County Capital Resource Corp. (Hartwick College);
Series 2015 A, Ref. RB	5.00%	10/01/2022	650	651,663
Series 2015 A, Ref. RB	5.00%	10/01/2023	700	706,410
Series 2015 A, Ref. RB	5.00%	10/01/2024	660	667,038
Poughkeepsie (City of), NY; Series 2019, Ref. GO Bonds	5.00%	06/01/2031	600	634,808
Public Housing Capital Fund Revenue Trust I; Series 2012, RB(c)	4.50%	07/01/2022	18	17,716
Ramapo Local Development Corp.; Series 2013, Ref. RB	5.00%	03/15/2028	295	298,710
Rensselaer (County of), NY Industrial Development Agency (Franciscan Heights, L.P.); Series 2004 A, IDR (LOC - JP Morgan Chase Bank)(a)(i)	5.38%	12/01/2025	850	851,759
Rockland (County of), NY; Series 2012 B, GO Bonds	5.00%	12/15/2022	600	611,735
Rockland (County of), NY Solid Waste Management Authority (Green Bonds);
Series 2021 A, RB(a)	5.00%	12/15/2029	675	761,105
Series 2021 A, RB(a)	5.00%	12/15/2030	585	663,126
Series 2021 A, RB(a)	5.00%	12/15/2031	235	268,841
Series 2021 A, RB(a)	5.00%	12/15/2032	750	847,932
Series 2021 A, RB(a)	5.00%	12/15/2033	750	854,408
Rockland Tobacco Asset Securitization Corp.; Series 2001, RB	5.63%	08/15/2035	45	45,405
Saratoga County Capital Resource Corp. (Skidmore College); Series 2014 B, Ref. RB	5.00%	07/01/2024	195	206,380
Spring Valley (Village of), NY;
Series 2005, GO Bonds (INS - NATL)(a)(b)	5.00%	05/01/2023	335	335,886
Series 2005, GO Bonds (INS - NATL)(a)(b)	5.00%	05/01/2024	350	351,230
Series 2005, GO Bonds (INS - NATL)(a)(b)	5.00%	05/01/2025	365	366,159
Series 2007, GO Bonds (INS - AMBAC)(a)(b)	5.00%	06/15/2022	405	405,516
St. Lawrence (County of), NY Industrial Development Agency (Clarkson University);
Series 2017, Ref. RB	5.00%	09/01/2028	500	545,716
Series 2017, Ref. RB	5.00%	09/01/2031	690	744,173
Series 2021, Ref. RB	5.00%	09/01/2030	125	140,286
Series 2021, Ref. RB	5.00%	09/01/2032	120	134,141
Series 2021, Ref. RB	5.00%	09/01/2034	210	233,176
St. Lawrence (County of), NY Industrial Development Agency (St. Lawrence University);
Series 2012, RB	5.00%	07/01/2024	300	304,959
Series 2012, RB	5.00%	07/01/2025	920	934,627
Series 2012, RB	5.00%	07/01/2043	8,870	8,986,483
Series 2016 A, Ref. RB	5.00%	07/01/2028	300	326,352
Series 2016 A, Ref. RB	5.00%	07/01/2030	785	849,726
Series 2016 A, Ref. RB	5.00%	07/01/2031	450	486,161
Suffern (Village of), NY;
Series 2016, GO Bonds	5.00%	03/15/2023	310	310,868
Series 2016, GO Bonds	5.00%	03/15/2026	475	476,516
Suffolk (County of), NY Industrial Development Agency;
Series 2007 A-C, RB	5.95%	11/01/2022	40	39,950
Series 2007 A-D, RB	5.95%	11/01/2022	60	59,700
Series 2007 A-F, RB	5.95%	11/01/2022	60	59,918
Suffolk (County of), NY Industrial Development Agency (Nissequogue Cogen Partners); Series 1998, RB(a)	5.50%	01/01/2023	345	345,484
Suffolk County Economic Development Corp. (Family Residences and Essential Enterprises, Inc.); Series 2012 B-A, RB(c)	6.75%	06/01/2027	305	281,883
Sullivan County Infrastructure Local Development Corp. (Adelaar Infrastructure);
Series 2016 A-1, RB(c)	4.85%	11/01/2031	13,125	12,943,195
Series 2016 B-1, RB(c)	4.85%	11/01/2031	1,885	1,858,889
Series 2016 C-1, RB(c)	4.85%	11/01/2031	1,840	1,814,513
Series 2016 D-1, RB(c)	4.85%	11/01/2031	1,210	1,193,239
Town of Hempstead Local Development Corp. (Evergreen Charter School);
Series 2019, RB(c)	6.25%	12/01/2022	135	134,596
Series 2019, Ref. RB(c)	6.15%	12/01/2029	2,470	2,624,397

See accompanying notes which are an integral part of this schedule.

Invesco Rochester® Limited Term New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Triborough Bridge & Tunnel Authority;
Series 2012 A, RB	5.00%	11/15/2038	$800	$811,086
Series 2012 B, Ref. RB	5.00%	11/15/2023	225	228,302
Series 2012 B, Ref. RB	5.00%	11/15/2024	1,000	1,014,496
Series 2012 B, Ref. RB	5.00%	11/15/2029	275	278,886
Series 2013 A, Ref. RB	4.00%	11/15/2027	400	407,609
Series 2013 A, Ref. RB	5.00%	11/15/2028	1,000	1,026,317
Series 2013 B, Ref. RB	5.00%	11/15/2027	670	699,229
Series 2017 B, Ref. RB	5.00%	11/15/2036	11,110	12,185,838
Series 2021 C-1A, RB	5.00%	05/15/2040	4,000	4,614,805
Series 2021 C-1A, RB	5.00%	05/15/2041	2,000	2,303,747
Series 2021 C-1A, RB	4.00%	05/15/2042	5,000	5,192,086
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels);
Series 2018 C, Ref. RB	5.00%	11/15/2036	10,950	12,268,712
Series 2018 C, Ref. RB	5.00%	11/15/2038	5,000	5,578,636
Series 2022 A, Ref. RB	4.00%	05/15/2040	1,500	1,566,335
Series 2022 A, Ref. RB	4.00%	05/15/2041	1,500	1,563,681
Series 2022 A, Ref. RB	4.00%	05/15/2042	1,620	1,684,992
Series 2022 A, Ref. RB	5.00%	05/15/2043	1,500	1,728,423
Series 2022 A, Ref. RB	5.00%	05/15/2044	3,000	3,449,682
Troy Capital Resource Corp. (Rensselaer Polytechnic Institute);
Series 2020, Ref. RB	5.00%	09/01/2025	1,150	1,232,222
Series 2020, Ref. RB	5.00%	09/01/2037	5,000	5,533,811
Series 2020, Ref. RB	5.00%	09/01/2038	5,000	5,505,565
TSASC, Inc.;
Series 2016 B, Ref. RB	5.00%	06/01/2045	3,130	3,191,903
Series 2017 A, Ref. RB	5.00%	06/01/2030	5,000	5,371,958
Series 2017 A, Ref. RB	5.00%	06/01/2031	5,000	5,358,534
Series 2017 A, Ref. RB	5.00%	06/01/2032	5,000	5,347,986
Series 2017 A, Ref. RB	5.00%	06/01/2033	5,000	5,338,904
Utica (City of), NY; Series 2022, GO Notes	2.00%	01/26/2023	5,000	5,007,397
Utility Debt Securitization Authority;
Series 2013 TE, RB	5.00%	12/15/2033	1,430	1,497,980
Series 2013 TE, RB	5.00%	12/15/2034	5,185	5,427,455
Series 2016 B, Ref. RB	5.00%	12/15/2024	2,110	2,149,895
Series 2017, RB	5.00%	06/15/2024	825	826,162
Westchester County Local Development Corp.; Series 2021, Ref. RB(c)	2.88%	07/01/2026	10,000	9,600,290
Westchester County Local Development Corp. (Kendal on Hudson); Series 2022, Ref. RB	5.00%	01/01/2027	325	340,700
Western Nassau County Water Authority (Green Bonds);
Series 2021 A, RB	4.00%	04/01/2034	1,240	1,296,654
Series 2021 A, RB	4.00%	04/01/2035	1,225	1,274,138
Western Regional Off-Track Betting Corp.; Series 2021, Ref. RB(c)	3.00%	12/01/2026	1,170	1,097,444
White Plains Housing Development Corp. (Battle Hill Houses, Section 8 Assisted); Series 1996 A, Ref. RB (CEP - Federal Housing Administration)	6.65%	02/01/2025	25	25,881
Yonkers (City of), NY Industrial Development Agency (Monastery Manor Associates, L.P.); Series 2005, RB(a)	5.00%	04/01/2025	915	918,018
Yonkers Economic Development Corp. (Lamartine/Warburton LLC - Charter School of Educational Excellence); Series 2019 A, RB	4.00%	10/15/2029	200	198,104
				1,607,845,723

Puerto Rico–12.08%
Children’s Trust Fund;
Series 2002, RB	5.38%	05/15/2033	2,040	2,092,452
Series 2002, RB	5.50%	05/15/2039	38,385	38,996,435
PRCCDA Custodial Trust; Series A	2.18%	03/15/2049	150	153,025

See accompanying notes which are an integral part of this schedule.

Invesco Rochester® Limited Term New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–(continued)
Puerto Rico (Commonwealth of);
Series 2021 A, GO Bonds(l)	0.00%	07/01/2024	$16,102	$14,806,602
Series 2021 A, GO Bonds(l)	0.00%	07/01/2033	941	558,748
Series 2021 A-1, GO Bonds	5.25%	07/01/2023	42,679	43,250,731
Series 2021 A-1, GO Bonds	5.38%	07/01/2025	5,815	6,123,394
Series 2021 A-1, GO Bonds	5.63%	07/01/2027	807	881,776
Series 2021 A-1, GO Bonds	5.63%	07/01/2029	794	878,872
Series 2021 A-1, GO Bonds	5.75%	07/01/2031	772	874,022
Series 2021 A-1, GO Bonds	4.00%	07/01/2033	1,524	1,494,092
Series 2021 A-1, GO Bonds	4.00%	07/01/2035	658	636,055
Series 2021 A-1, GO Bonds	4.00%	07/01/2037	564	545,889
Series 2021 A-1, GO Bonds	4.00%	07/01/2041	767	728,903
Series 2021 A-1, GO Bonds	4.00%	07/01/2046	0	5
Subseries 2022, RN	0.00%	11/01/2043	4,520	2,344,480
Subseries 2022, RN	0.00%	11/01/2051	570	262,821
Puerto Rico (Commonwealth of) Aqueduct & Sewer Authority; Series 2012 A, RB(d)	5.25%	07/01/2024	7,750	7,774,107
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2004 PP, Ref. RB (Acquired 12/05/2012-05/14/2013; Cost $500,000) (INS - NATL)(b)(f)	5.00%	07/01/2024	500	511,222
Series 2005 RR, RB (INS - NATL)(b)	5.00%	07/01/2022	50	51,122
Series 2005 RR, RB (INS - NATL)(b)	5.00%	07/01/2024	280	286,284
Series 2005 SS, Ref. RB (Acquired 05/20/2013; Cost $100,000) (INS - NATL)(b)(f)	5.00%	07/01/2022	100	102,244
Series 2005 SS, Ref. RB (Acquired 12/05/2012-06/17/2013; Cost $830,000) (INS - NATL)(b)(f)	5.00%	07/01/2023	830	848,629
Series 2008 WW-RSA-1, RB(g)	5.25%	07/01/2025	5,000	4,675,000
Series 2010 DDD, Ref. RB(g)	5.00%	07/01/2022	100	93,000
Series 2016 E-4, RB(g)	10.00%	07/01/2022	500	502,291
Puerto Rico (Commonwealth of) Highway & Transportation Authority;
Series 2002 D, RB (INS - AGM)(b)	5.00%	07/01/2027	835	841,346
Series 2003, RB(g)	5.75%	07/01/2022	7,995	1,279,200
Series 2003, RB(g)	5.00%	07/01/2023	135	21,600
Series 2003, RB(g)	5.00%	07/03/2028	90	14,400
Series 2005 K, RB(g)	5.00%	07/01/2024	7,760	4,287,400
Series 2005 K, RB(g)	5.00%	07/01/2025	14,545	8,036,113
Puerto Rico (Commonwealth of) Highway & Transportation Authority (Puerto Rico State Infrastructure Bank);
Series 1998, RB(g)	5.00%	07/01/2022	90	14,400
Series 1998, RB(g)	5.00%	07/01/2028	425	68,000
Series 1998, RB (INS - NATL)(b)	5.00%	07/01/2028	50	51,073
Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority;
Series 2000, RB(a)	6.63%	06/01/2026	20,400	21,142,854
Series 2012, Ref. RB	5.00%	10/01/2022	415	420,542
Puerto Rico (Commonwealth of) Municipal Finance Agency;
Series 2002 A, RB (INS - AGM)(b)	4.75%	08/01/2022	20	20,102
Series 2002 A, RB (INS - AGM)(b)	5.00%	08/01/2027	500	507,439
Series 2005 A, RB	5.25%	08/01/2024	10,000	10,008,591
Puerto Rico Public Finance Corp.; Series 2011 A, RB (Acquired 07/13/2011; Cost $103,266,845)(f)(g)	6.50%	08/01/2028	105,030	4,463,775
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(l)	0.00%	07/01/2024	220	205,033
Series 2018 A-1, RB(l)	0.00%	07/01/2027	5,930	4,943,786
Series 2018 A-1, RB(l)	0.00%	07/01/2031	10,000	6,875,647
Series 2018 A-1, RB(l)	0.00%	07/01/2033	665	406,969
Series 2018 A-1, RB	4.50%	07/01/2034	487	498,462
Series 2018 A-1, RB	4.55%	07/01/2040	246	249,186
Series 2018 A-1, RB(l)	0.00%	07/01/2046	1	304
Series 2018 A-1, RB(l)	0.00%	07/01/2051	1	221
Series 2018 A-1, RB	4.75%	07/01/2053	1,809	1,820,038

See accompanying notes which are an integral part of this schedule.

Invesco Rochester® Limited Term New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–(continued)
Series 2018 A-1, RB	5.00%	07/01/2058	$2,074	$2,113,853

Series 2019 A-2, RB	4.33%	07/01/2040	2,504	2,507,127

Series 2019 A-2, RB	4.54%	07/01/2053	75	73,805

Series 2019 A-2, RB	4.78%	07/01/2058	1,004	1,011,917

Series 2019 A-2B, RB	4.55%	07/01/2040	672	680,704

University of Puerto Rico;
Series 2006 P, Ref. RB	5.00%	06/01/2022	8,500	8,500,000

Series 2006 Q, RB	5.00%	06/01/2023	7,410	7,390,234

Series 2006 Q, RB	5.00%	06/01/2030	300	297,772

				218,224,094

Guam–0.71%
Guam (Territory of); Series 2021 F, Ref. RB	4.00%	01/01/2036	2,840	2,685,338

Guam (Territory of) Power Authority;
Series 2012 A, Ref. RB(d)	5.00%	10/01/2024	200	202,318

Series 2012 A, Ref. RB(d)	5.00%	10/01/2025	3,185	3,221,918

Series 2012 A, Ref. RB(d)	5.00%	10/01/2026	2,690	2,721,180

Series 2012 A, Ref. RB(d)	5.00%	10/01/2030	4,000	4,046,364

				12,877,118

Virgin Islands–0.68%
Tobacco Settlement Financing Corp.; Series 2001, RB	5.00%	05/15/2031	220	220,359

Virgin Islands (Government of) Public Finance Authority;
Series 2006, RB (INS - NATL)(b)	5.00%	10/01/2023	3,380	3,427,693

Series 2006, RB (INS - NATL)(b)	5.00%	10/01/2024	850	861,967

Series 2006, RB (INS - NATL)(b)	5.00%	10/01/2025	3,760	3,812,797

Series 2006, RB (INS - NATL)(b)	5.00%	10/01/2026	1,715	1,739,054

Virgin Islands (Government of) Public Finance Authority (Federal Highway Grant Anticipation Revenue Loan Note); Series 2015, RB(c)	5.00%	09/01/2033	1,500	1,599,353

Virgin Islands (Government of) Public Finance Authority (Virgin Islands Gross Receipts Taxes Loan Note);
Series 2006, RB (INS - NATL)(b)	5.00%	10/01/2027	50	50,701

Series 2006, RB (INS - NATL)(b)	5.00%	10/01/2028	280	283,918

Series 2012, Ref. RB (INS - AGM)(b)	4.00%	10/01/2022	105	105,617

Virgin Islands (Government of) Water & Power Authority (Electric System); Series 2003, RB (INS - AMBAC)(b)	4.50%	07/01/2028	125	125,226

				12,226,685

Northern Mariana Islands–0.07%
Northern Mariana Islands (Commonwealth of); Series 2007 A, Ref. GO Bonds	5.00%	06/01/2030	1,285	1,203,236

Total Municipal Obligations (Cost $2,007,808,957)				1,852,376,856

			Shares
Common Stocks & Other Equity Interests–0.15%
New York–0.15%
CMS Liquidating Trust; (Cost $6,838,400)(m)(n)			2,137	2,724,675

TOTAL INVESTMENTS IN SECURITIES(o)-102.71% (Cost $2,014,647,357)				1,855,101,531

FLOATING RATE NOTE OBLIGATIONS-(1.02)%
Note with an interest and fee rate of 1.34% at 05/31/2022 and a contractual maturity of collateral of 05/01/2045(p)				(18,375,000)

BORROWINGS-(4.21)%				(76,000,000)

OTHER ASSETS LESS LIABILITIES-2.52%				45,448,767

NET ASSETS-100.00%				$1,806,175,298

See accompanying notes which are an integral part of this schedule.

Invesco Rochester® Limited Term New York Municipal Fund

Investment Abbreviations:

AGC	- Assured Guaranty Corp.
AGM	- Assured Guaranty Municipal Corp.
AMBAC	- American Municipal Bond Assurance Corp.
BAM	- Build America Mutual Assurance Co.
CEP	- Credit Enhancement Provider
CPI	- Consumer Price Index
FGIC	- Financial Guaranty Insurance Company
GO	- General Obligation
IDR	- Industrial Development Revenue Bonds
INS	- Insurer
LOC	- Letter of Credit
NATL	- National Public Finance Guarantee Corp.
RB	- Revenue Bonds
Ref.	- Refunding
RN	- Revenue Notes

Notes to Schedule of Investments:

(a)	Security subject to the alternative minimum tax.
(b)	Principal and/or interest payments are secured by the bond insurance company listed.
(c)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2022 was $66,400,842, which represented 3.68% of the Fund’s Net Assets.

(d)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(e)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(f)	Restricted security. The aggregate value of these securities at May 31, 2022 was $8,884,688, which represented less than 1% of the Fund’s Net Assets.
(g)

Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at May 31, 2022 was $23,543,114, which represented 1.30% of the Fund’s Net Assets.

(h)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2022.
(i)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(j)

Security is subject to a reimbursement agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $18,375,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.

(k)	Underlying security related to TOB Trusts entered into by the Fund.
(l)	Zero coupon bond issued at a discount.
(m)	Non-income producing security.
(n)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(o)

This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percent
Assured Guaranty Municipal Corp.	5.96%

(p)

Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at May 31, 2022. At May 31, 2022, the Fund’s investments with a value of $25,304,678 are held by TOB Trusts and serve as collateral for the $18,375,000 in the floating rate note obligations outstanding at that date.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

See accompanying notes which are an integral part of this schedule.

Invesco Rochester® Limited Term New York Municipal Fund

Notes to Quarterly Schedule of Portfolio Holdings

May 31, 2022

(Unaudited)

NOTE 1–Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.
Level 2 -	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 -	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of May 31, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$-	$1,852,376,856	$-	$1,852,376,856
Common Stocks & Other Equity Interests	-	-	2,724,675	2,724,675
Total Investments in Securities	-	1,852,376,856	2,724,675	1,855,101,531

Other Investments - Assets
Investments Matured	-	9,937,267	23	9,937,290
Total Investments	$-	$1,862,314,123	$2,724,698	$1,865,038,821

Invesco Rochester® Limited Term New York Municipal Fund